Note 47 - Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2020
Impairment or reversal of impairment on financial assets not measured at fair value through profir or loss
Table of Impairment or Reversal of Impairment on financial assets not measured at fair value through profir or loss
Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss or net gains by modification (Millions of Euros)
	Notes	2020	2019 (*)	2018 (*)
Financial assets at fair value through other comprehensive income - Debt securities		19	82	1
Financial assets at amortized cost (*)		5.160	3.470	3.680
Of which: recovery of written-off assets	7.2.5	(339)	(919)	(589)
Total		5.179	3.552	3.681